Common Share capital (Tables)	12 Months Ended
Dec. 31, 2017
Common Share capital
Schedule of authorized share capital
As at December 31	2017	2016
First Preferred Shares	1 billion	1 billion
Second Preferred Shares	1 billion	1 billion
Common Shares	2 billion	2 billion

Schedule of purchase of Common Shares for cancellation pursuant to normal course issuer bid

	2016
Year ended December 31 (millions except footnote amounts)	Common Shares	Cost
Normal course issuer bid period:
September 15, 2015 — September 14, 2016	3	$130
September 30, 2016 — September 29, 2017 1	1	35

Total excluding employee benefit plan trust transactions	4	165
Employee benefit plan trust transactions	—	4

	4	$169

(1)

In November 2017, we received approval for a normal course issuer bid to purchase and cancel up to 8 million of our Common Shares (up to a maximum amount of $250 million) from November 13, 2017, to November 12, 2018. Additionally, we may enter into an automatic share purchase plan with a broker for the purpose of permitting us to purchase our Common Shares under the normal course issuer bid at times when we would not be permitted to trade in our own Common Shares during internal blackout periods, including during regularly scheduled quarterly blackout periods. Such purchases are determined by the broker in its sole discretion based on parameters we have established. We record a liability and charge share capital and retained earnings for purchases that may occur during such blackout periods based upon the parameters of the normal course issuer bid as at the statement of financial position date.